UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Defined Opportunity
Credit Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Aerospace & Defense - 2.6%	Avio Holding SpA Term Loan B, 3.556%, 9/25/14	USD	471	$ 305,322
	Avio Holding SpA Term Loan C, 4.181%, 9/25/15		500	324,000
Hawker Beechcraft Acquisition Co. LLC Letter of Credit,
	4.801%, 3/26/14		162	85,034
Hawker Beechcraft Acquisition Co. LLC Term Loan B,
	5.762%, 3/26/14		2,769	1,451,811
				2,166,167
Auto Components - 2.5%	Allison Transmission, Inc. Term Loan, 4.38% - 5.57%,
	8/07/14		2,198	1,309,702
	Dana Holding Corp. Term Advance, 6.75% - 7.52%, 1/31/15		1,325	785,988
				2,095,690
Automobiles - 0.5%	Ford Motor Co. Term Loan, 4.43%, 12/15/13		995	397,975
Biotechnology - 0.4%	Talecris Biotherapeutics Holdings Corp. Term Loan, 6.31%,
	12/06/13		397	348,356
Building Products - 1.5%	Building Materials Corp. of America Term Loan Advance,
	6.50% - 6.625%, 2/22/14		747	460,264
	Momentive Performance Materials Term Loan B-2, 5.686%,
	12/04/13	EUR	1,000	800,417
				1,260,681
Capital Markets - 0.7%	Nuveen Investments, Inc. Term Loan B, 4.436% - 6.769%,
	11/13/14	USD	1,313	599,474
Chemicals - 6.0%	Brenntag Holdings GMBH & Co. KG Facility B-2, 5.071%,
	1/24/13		1,000	710,000
	Cognis Deutschland Term Loan C, 4.819%, 9/15/13		1,000	602,000
	Huish Detergents, Inc. Term Loan B, 5.77%, 4/26/14		995	774,412
	Matrix Acquisition (MacDermid, Inc.) Tranche B Term Loan,
	5.762%, 12/15/13		1,717	1,081,862
	PQ Corp. First Lien Term Loan, 6.72% - 7.02%, 5/29/16		998	617,203
	PQ Corp. Second Lien Term Loan, 9.97%, 5/29/15		1,000	475,000
	Solutia, Inc. Term Loan, 8.50%, 2/28/14		995	728,828
				4,989,305
Commercial Services & Supplies -	ARAMARK Corp. Letter of Credit Facility, 2.676% - 5.025%,
5.8%	1/26/14		149	118,275
	ARAMARK Corp. U.S. Term Loan B, 5.637%, 1/26/14		2,351	1,861,725
	Alliance Laundry Systems LLC Term Loan, 5.50%, 1/27/12		921	690,789
	Kion Group GmbH Term Facility Loan B, 3.436%, 12/28/14		500	268,000
	Kion Group GmbH Term Facility Loan C, 3.936%, 12/23/15		500	268,000
Synagro Technologies, Inc. First Lien, 4.24% - 5.77%,
	4/01/14		995	666,625
	West Corp. Term Loan B-2, 3.774% - 5.594%, 10/31/13		1,490	924,669
				4,798,083
Communications Equipment - 0.8%	Sorenson Communications Tranche C Term Loan, 4%,
	10/27/14		831	664,529
Computers & Peripherals - 1.4%	Intergraph Corp. Initial Term Loan First Lien, 4.196%,
	5/15/14		1,500	1,151,250

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Containers & Packaging - 2.9%	Crown Americas Additional Term B Dollar Loan, 3.159%,
	11/30/12	USD	495	$ 420,663
Graphic Packaging International Corp. Incremental Term
	Loan, 4.161% - 7.385%, 5/16/14		1,481	1,141,338
Smurfit Kappa Group Term Loan B-1, 5.597% - 6.996%,
	7/16/14	EUR	500	403,674
	Smurfit Kappa Group Term Loan C-1 Facility,
	5.847% - 7.443%, 7/16/15		500	403,674
				2,369,349
Diversified Consumer Services -	Coinmach Corp. Term Loan , 4.46% - 5.22%, 11/15/14	USD	1,492	1,119,361
1.4%
Diversified Telecommunication	BCM Ireland Holdings (Eircom) Term Loan B, 5.526%,
Services - 6.2%	8/14/14	EUR	493	455,133
BCM Ireland Holdings (Eircom) Term Loan C, 5.517%,
	8/14/13		493	455,184
	Hawaiian Telcom Communications Inc. Term Loan C, 6.262%,
	6/01/14	USD	500	199,167
	Integra Telecom, Inc. First Lien Term Loan,
	6.446% - 8.012%, 8/31/13		1,987	1,132,850
PaeTec Holdings Corp. Replacement Term Loan, 3.936%,
	1/24/13		973	637,088
	Time Warner Telecom Holdings Term Loan B,
	3.44% - 4.20%, 2/23/14		1,534	1,198,696
	Wind Finance Term Loan, 11.473%, 12/17/14	EUR	1,000	1,059,282
				5,137,400
Electric Utilities - 0.4%	Astoria Generating Co. Acquisitions, LLC Second Lien Term
	Loan C, 6.96%, 8/23/13	USD	500	342,500
Electronic Equipment &	Deutsch Connectors Term Loan B, 5.384%, 7/27/14		55	39,296
Instruments - 3.4%	Deutsch Connectors Term Loan B-2, 5.384%, 7/27/14		854	606,280
	Deutsch Connectors Term Loan C-2, 5.634%, 7/27/15		751	533,412
	Flextronics International Ltd. A Closing Rate Loan, 5.041% -
	7.069%, 10/01/14		1,549	1,043,207
	Flextronics International Ltd. Delay Draw Term Loan A-1,
	7.069%, 10/05/14		444	298,710
	L-1 Identity Solutions Operating Co. Term Loan B, 7.294% -
	7.50%, 8/05/13		375	317,813
				2,838,718
Energy Equipment & Services - 2.5%	Compagnie Generale de Geophysique Term Loan, 3.436% -
	5.704%, 1/12/14		1,247	1,015,872
	Dresser, Inc. Term Loan B, 3.686% - 4.486%, 5/15/14		1,488	1,013,871
				2,029,743
Food & Staples Retailing - 1.3%	Alliance Boots Plc Acquisition Term Loan Facility B-2 UK
	Borrower, 6.076%, 7/09/15	GBP	1,000	1,084,248
Food Products - 0.6%	Dole Food Co., Inc. Letter of Credit, 4.819%, 4/12/13	USD	73	51,704

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Dole Food Co., Inc. Term Loan B, 5% - 5.313%, 4/12/13	USD	130	$ 91,641
	Dole Food Co., Inc. Term Loan C, 3.50% - 6.813%, 4/12/13		486	341,428
				484,773
Health Care Equipment &	Bausch & Lomb, Inc. Delay Draw Term Loan, 7.012%,
Supplies - 4.7%	4/24/15		240	172,973
	Bausch & Lomb, Inc. Parent Term Loan, 7.012%, 4/24/15		1,589	1,144,506
	Biomet, Inc. Term Loan B, 6.762%, 3/25/15		1,484	1,204,113
	DJO Finance LLC Term Loan, 4.436% - 6.762%, 5/20/14		993	744,375
	Hologic, Inc. Term Loan B, 6.75%, 3/31/13		300	261,272
Inverness Medical Innovations, Inc. First Lien Term Loan,
	5.476% - 5.50%, 6/30/14		499	351,610
				3,878,849
Health Care Providers & Services -	Community Health Systems, Inc. Funded Term Loan,
8.5%	4.018% - 4.446%, 7/25/14		3,292	2,410,896
	HCA, Inc. Term Loan B, 6.012%, 11/15/12		2,992	2,237,120
	HealthSouth Corp. Term Loan B, 4.27% - 4.90%, 3/10/13		1,824	1,429,481
	Surgical Care Affiliates LLC Term Loan, 5.762%, 6/29/14		496	287,814
	Symbion, Inc. Term Loan B, 4.686% - 6.67%, 8/01/14		478	315,493
	Symbion, Inc. Tranche A Term Loan, 4.686% -6.67%, 8/01/14
			478	315,493
				6,996,297
Health Care Technology - 0.5%	Sunquest Holdings, Inc. (Misys Hospital Systems) Term Loan,
	6.37% - 6.67%, 10/11/14		496	392,038

Hotels, Restaurants & Leisure - 3.2%	Harrah's Operating Co., Inc. Term Loan B-2,
	6.535% - 6.762%, 1/28/15		1,734	1,012,077
Penn National Gaming, Inc. Term Loan B, 3.19% - 4.55%,
	10/03/12		987	803,642
	QCE LLC First Lien Term Loan, 5.813%, 5/05/13		995	547,201
	VMLUS Finance LLC (Venetian Macau) Delay Draw Term		181	101,220
	Loan, 6.02%, 4/11/13
	VMLUS Finance LLC (Venetian Macau) Term Loan B Funded
	Project, 6.02%, 5/26/11		319	178,780
				2,642,920
Household Durables - 2.7%	Jarden Corp. Term Loan B-3, 6.262%, 1/24/12		1,737	1,357,806
The Yankee Candle Co., Inc. Term Loan, 3.42% - 5.77%,
	2/06/14		1,606	863,127
				2,220,933
Household Products - 0.5%	VI/Jon Inc. (VJCS Acquisition) Term Loan B, 3.724%, 4/24/14
			500	425,000
IT Services - 8.5%	Amadeus Global Travel Distribution SA Term
	Loan B-2, 4.85%, 5/04/15		968	429,985
	Amadeus Global Travel Distribution SA Term
	Loan B-3 Facility, 6.481%, 7/15/13	EUR	307	181,301
	Amadeus Global Travel Distribution SA Term
	Loan B-4 Facility, 6.481%, 7/15/13		186	109,791

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Amadeus Global Travel Distribution SA Term Loan C-2,
	5.35%, 6/30/13	USD	968	$ 433,374
Amadeus Global Travel Distribution SA Term Loan C-3
	Facility, 6.981%, 7/15/14	EUR	307	181,301
Amadeus Global Travel Distribution SA Term Loan C-4,
	6.981%, 7/15/14		186	109,791
	Ceridian Corp. U.S. Term Loan, 4.423%, 11/09/14	USD	2,000	1,440,000
	First Data Corp. Term Loan B-2, 4.149% - 6.512%, 9/24/14		2,731	1,846,970
	First Data Corp. Term Loan B-3, 5.948% - 6.512%, 9/24/14		994	670,758
SunGard Data Systems Inc. (Solar Capital Corp.) New
	U.S.Term Loan B, 4.138%, 2/28/14		1,987	1,386,494
	SunGard Data Systems Inc. (Solar Capital Corp.) Term Loan
	B, 7.25%, 2/28/14		250	199,531
				6,989,296
Independent Power Producers &	Dynegy, Inc. Line of Credit, 2.94%, 4/02/13		208	153,342
Energy Traders - 7.6%	Dynegy, Inc. Term Loan B, 2.94%, 4/02/13		17	12,502
	Mirant North America LLC Term Loan, 3.161%, 1/03/13		750	608,181
	NRG Energy, Inc. Letter of Credit, 5.262%, 2/01/13		328	272,024
	NRG Energy, Inc. Term Loan B, 5.262%, 2/01/13		2,078	1,722,776
Texas Competitive Electric Holdings Co. LLC (TXU) Initial
	Term Loan B-1, 5.268% - 7.262%, 10/10/14		498	336,495
Texas Competitive Electric Holdings Co. LLC (TXU) Initial
	Term Loan B-3, 5.268% - 7.262%, 10/10/14		4,714	3,180,964
				6,286,284
Industrial Conglomerates - 0.8%	Sequa Corp. Term Loan B, 5.02% - 7.02%, 12/03/14		990	675,806
Insurance - 0.8%	Alliant Holdings I, Inc. Term Loan, 6.762%,
	10/23/14		992	630,226
Internet & Catalog Retail - 0.3%	FTD Group, Inc. Term Loan B, 6.526% - 7.50%, 8/26/14		250	216,250
Life Sciences Tools & Services - 1.9%	Invitrogen Term Loan B, 6%, 6/11/15		1,750	1,591,406
Machinery - 2.9%	Lincoln Industrials Delay Draw First Lien, 4.27%, 7/11/14		269	201,989
	Lincoln Industrials Initial U.S. First Lien Term Loan, 4.27%,
	7/11/14		718	538,636
Navistar International Corp. Revolving Credit, 4.686% -
	5.903%, 1/19/12		533	288,000
	Navistar International Corp. Term Advance, 4.686%,
	1/19/12		1,467	792,000
	OshKosh Truck Corp. Term Loan B, 2.93% - 5.21%,
	12/06/13		901	565,866
				2,386,491
Media - 35.9%	Alpha Topco Ltd. Term Loan B, 3.681%, 12/31/13		393	256,143
	Alpha Topco Ltd. Term Loan B-1, 3.681%, 12/31/13		571	372,571
	Alix Partners, LLP Tranche C Term Loan, 6.75%, 10/30/13		500	410,000
	Bresnan Communications LLC First Lien Added Term Loan B,
	6.06%, 9/29/13		1,000	750,000
	Bresnan Communications LLC Initial Term Loan B, 4.39% -
	5.47%, 9/29/13		500	375,000
	Cablevision Systems Corp. Term Loan, 4.569%, 3/28/13		2,233	1,848,275

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Casema NV (Essent Kablecom) B-1 Term Loan Facility,
	5.892%, 9/30/14	EUR	171	$ 186,632
Casema NV (Essent Kablecom) B-2 Term Loan Facility,
	5.892%, 11/02/14		329	359,287
Casema NV (Essent Kablecom) Term Loan C, 6.392%,
	11/02/15		500	545,919
	Catalina Marketing Corp. Initial Term Loan, 6.762%,
	10/01/14	USD	2,484	1,608,194
	Cequel Communications LLC (Cebridge) Term Loan,
	4.235% - 6.334%, 11/05/13		2,482	1,653,528
	Charter Communications, Inc. Term Loan B, 5.47%,
	3/06/14		1,746	1,173,190
Clarke American Corp. Term Loan B, 6.262% - 6.383%,
	12/31/14		1,484	823,429
	Dex Media West Term Loan B2, 7% - 7.77%, 10/24/14		750	367,500
Discovery Communications Holding LLC Term Loan B,
	5.762%, 5/14/14		990	800,214
Education Media and Publishing Group Ltd. Term Loan B,
	7.516%, 11/14/14		2,000	1,260,000
	FoxCo Acquisition Sub Term Loan B, 7.25%, 7/14/15		500	320,000
	Getty Images, Inc. Term Loan, 8.053%, 6/30/15		500	426,875
Gray Television, Inc. Delay Draw Term Loan B, 3.04% -
	5.65%, 12/31/14		1,776	763,749
HIT Entertainment Ltd. First Lien Term Loan, 4.71%,
	8/31/12		1,751	875,393
	Hanley-Wood LLC Term Loan B, 4.608% - 6.25%, 3/08/14		499	236,903
Hargray Acquisition Co. First Lien Term Loan, 6.012%,
	6/18/14		491	387,740
	Idearc, Inc. (Verizon) Term Loan B, 3.44% - 5.77%,
	11/17/14		369	119,769
	Insight Midwest Holdings LLC Delay Draw Term Loan, 4.85%,
	4/06/14		1,000	777,143
	Intelsat Corp. Term Loan B, 6.65% - 9.15%, 1/03/14		665	510,260
	Lavena Holding 3 (ProSiebenSat.1 Media AG) Term Loan B,
	7.167% - 7.526%, 6/28/15	EUR	1,010	117,674
	Lavena Holding 3 (ProSiebenSat.1 Media AG) Term Loan B,
	7.417% - 7.776%, 6/30/16		1,010	117,674
	Local TV Finance, LLC Term Loan, 3.96% - 5.77%, 5/07/13	USD	1,987	973,838
MCC Iowa LLC (Mediacom Broadband Group) Term Loan
	D-1, 2.84%, 1/31/15		249	175,109
MCC Iowa LLC (Mediacom Communications) Term Loan
	D-2, 2.59%, 1/31/15		882	620,741
Mediacom Illinois LLC (Mediacom Communications) Term
	Loan C, 2.84%, 1/31/15		1,489	1,019,716
	NTL Cable Plc (Virgin) Term Loan, 8.148%, 11/19/37	GBP	444	509,010
	NTL Cable Plc (Virgin) Term Loan B, 9.647%, 9/03/12		469	537,855
	New Vision Television (Parkin Broadcasting) Term Loan B,
	5.82%, 10/21/13	USD	337	168,510
	New Vision Television Term Loan B, 5.82%, 10/21/13		1,643	821,495
	Newsday LLC Fixed Rate Term Loan, 9.75%, 7/02/13		250	207,500

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Newsday LLC Floating Rate Term Loan, 9.008%, 8/01/13	USD	500	$ 405,000
	Nielsen Finance LLC Term Loan B,
	3.76% - 4.803%, 8/15/13		2,479	1,641,615
	PanAmSat Corp. Term Loan B, 9.15%, 1/03/14		665	510,106
	PanAmSat Corp. Term Loan B2C, 9.15%, 1/03/14		665	510,106
	Thomson Learning, Inc. Term Loan B-2, 7.50%, 7/05/14		2,494	2,094,750
	UPC Financing Partnership (United Pan Europe
	Communications) Term Loan M, 6.481%, 12/31/14	EUR	750	635,549
	UPC Financing Partnership (United Pan Europe
	Communications) Term Loan N1, 5.47%, 12/31/14	USD	1,000	706,000
	Virgin Media NTL Term Loan B, 8.274%, 9/03/12	GBP	281	321,758
	Weather Channel Term Loan B, 7.25%, 6/01/15	USD	400	343,000
				29,644,720
Metals & Mining - 0.9%	Algoma Steel, Inc. Term Loan B, 5.35%, 6/19/13		997	728,157
Multi-Utilities - 0.4%	NE Energy Letter of Credit, 3.663%, 10/03/13		57	41,946
	NE Energy Term Loan B, 4.125%, 10/31/13		443	325,554
				367,500
Multiline Retail - 2.2%	Dollar General Term Loan B-1, 5.182% - 6.17%, 7/03/14		1,500	1,151,625
	Neiman Marcus Group, Inc. Term Loan, 4.565%, 4/06/13		1,000	625,000
				1,776,625
Oil, Gas & Consumable Fuels - 1.8%	Petroleum Geo-Services ASA/PGS Finance, Inc. Term Loan B,
	5.51%, 6/06/15		1,458	1,071,721
	Vulcan Energy Term Loan B-3, 6.25%, 9/03/11		500	423,750
				1,495,471
Paper & Forest Products - 4.7%	Boise Paper LLC (Aldbra Sub LLC) Tranche B Term Loan,
	7.50%, 2/05/15		995	805,950
	Georgia-Pacific LLC First Lien Term Loan B,
	4.567% - 5.512%, 12/22/12		2,874	2,204,737
	NewPage Corp. Tem Loan B, 7%, 12/21/14		1,236	906,647
				3,917,334
Personal Products - 1.1%	American Safety Razor Co. LLC Second Lien Term Loan,
	7.69%, 1/25/14		1,250	875,000
Pharmaceuticals - 1.0%	Warner Chilcott Term Loan B, 5.762%, 1/18/12		635	535,235
	Warner Chilcott Term Loan C, 5.762%, 1/30/13		305	256,663
				791,898
Professional Services - 1.0%	Booz Allen Hamilton, Inc. Term Loan B, 8%, 7/01/15		1,000	854,688

Real Estate Management &	Capital Automotive L.P. Term Loan, 4.60%, 12/16/10		600	251,400
Development - 0.3%
Road & Rail - 0.7%	Rail America, Inc. Canadian Term Loan, 7.883%, 6/30/09		65	53,489
	Rail America, Inc. U.S. Term Loan, 7.883%, 6/30/09		215	176,439
	Rail America, Inc. U.S. Term Loan B, 7.883%, 6/30/09		470	385,072
				615,000
Specialty Retail - 2.5%	ADESA, Inc. (Kar Holding, Inc.) Term Loan B, 6.02%, 10/20/13		927	550,300
	General Nutrition Centres, Inc. Term Loan,
	6.08% - 6.303%, 9/26/13		993	658,320

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
				Par
Industry	Floating Rate Loan Interests			(000)	Value
	Michaels Stores, Inc. Replacements Loan, 5.25% - 6.813%,
	10/31/13		USD	992	$ 486,278
	Sally Beauty Co., Inc. Term Loan B, 3.69% - 4.45%, 11/16/13
				499	366,409
					2,061,307
Textiles, Apparel & Luxury Goods -	Hanesbrands, Inc. Term Loan B, 4.75% - 5.266%, 9/05/13			500	397,969
0.5%
Wireless Telecommunication	Alltel Corp. Term Loan B-2, 5.316%, 5/16/15			489	462,792
Services - 6.8%	Alltel Corp. Term Loan B-3, 4.997%, 5/16/15			1,980	1,887,128
	Cricket Communications, Inc. Term Loan B, 7.262%,
	6/16/13			1,072	874,560
	MetroPCS Wireless, Inc. New Tranche B Term Loan 3.688% -
	5.50%, 11/03/13			2,040	1,580,685
	NTELOS, Inc. Term Loan B-1 Facility, 3.69%, 8/14/11			995	838,167
					5,643,332
	Total Floating Rate Loan Interests - 143.6%				118,629,799
	Corporate Bonds
Diversified Telecommunication	Qwest Corp., 5.246%, 6/15/13 (a)			1,500	1,050,000
Services - 1.3%
	Total Corporate Bonds - 1.3%				1,050,000
	Total Long-Term Investments
	(Cost - $163,751,362)	- 144.9%			119,679,799
				Beneficial
				Interest
	Short-Term Securities			(000)
	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 1.64% (b)(c)		USD	643	642,814
	Total Short-Term Securities
	(Cost - $642,814) - 0.8%				642,814
	Total Investments
	(Cost - $164,394,176*)	- 145.7%			120,322,613
	Liabilities in Excess of Other Assets - (45.7)%				(37,714,792)
	Net Assets - 100.0%				$ 82,607,821

*	The cost and unrealized appreciation (depreciation) of investments as of
	November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 164,192,587
Gross unrealized appreciation	$ 107,417
Gross unrealized depreciation	(43,977,391)
Net unrealized depreciation	$ (43,869,974)

(a) Variable rate security. Rate shown is as of report date.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC
	Cash Sweep Series	$ (1,722,747)	$ 9,559
(c)	Represents the current yield as of report date.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)
• Foreign currency exchange contracts as of November 30, 2008 were as follows:
					Unrealized
	Currency	Currency		Settlement	Appreciation
	Purchased	Sold		Date	(Depreciation)
USD	9,293,367	EUR	7,360,500	12/10/08	$ (55,705)
EUR	2,765,000	USD	3,563,034	1/21/09	(51,691)
USD	254,176	EUR	200,000	1/21/09	191
USD	1,958,859	GBP	1,239,000	12/10/08	53,414
GBP	420,000	USD	665,602	1/21/09	(19,389)
Total					$ (73,180)

• Currency Abbreviations:
EUR Euro
GBP British Pound
USD U.S. Dollar
• Credit default swaps on traded indexes- sold protection outstanding as of November 30, 2008 were as follows:

				Notional
	Receivable			Amount		Unrealized
Issuer	fixed rate	Counterparty	Expiration		(000)[1]	Depreciation
LCDX Corp.	5.75%	Deutsche Bank AG	September
			2013	EUR	2,500	$ (486,340)

(1) The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

• Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	-	-
Level 2	$ 103,695,782	$ (559,520)
Level 3	16,626,831	-
Total	$ 120,322,613	$ (559,520)

* Other financial instruments are swaps and foreign currency exchange contracts.

BlackRock Defined Opportunity Credit Trust
Schedule of Investments November 30, 2008 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of September 1, 2008	$ 4,841,355
Accrued premiums	60,037
Realized gain (loss)	181,455
Change in unrealized appreciation
(depreciation)	(7,799,917)
Net sales	(1,345,186)
Net transfers in/out of Level 3	20,689,087
Balance, as of November 30, 2008	$ 16,626,831

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Defined Opportunity Credit Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 20, 2009